Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Notes payable and accrued interest	$ 4,063,431	$ 12,358,886
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,500,000	1,500,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	150,000,000
Common stock, shares issued	534,571	102,759
Common stock, shares outstanding	534,490	102,678